Trade Receivables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Trade receivables [line items]
Trade receivables due from related parties	€ 9,333	€ 1,407	€ 1,589
Total trade receivables	40,967	37,549	40,138
Currency denominated, foreign currency [member]
Disclosure of Trade receivables [line items]
Total trade receivables	€ 26,490	€ 16,991	€ 18,145